Fair value measurement	3 Months Ended
Jan. 31, 2019
Text block [abstract]
Fair value measurement

Note 2.    Fair value measurement

Fair value of financial instruments

		Carrying value
$ millions, as at January 31		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2019	Financial assets
	Cash and deposits with banks	$16,156	$416	$–	$–	$16,572	$16,572	$–
	Securities	13,663	53,748	248	41,368	109,027	108,963	(64)
	Cash collateral on securities borrowed	4,962	–	–	–	4,962	4,962	–
	Securities purchased under resale agreements	48,011	3,875	–	–	51,886	51,886	–
	Loans
	Residential mortgages	207,426	7	–	–	207,433	206,866	(567)
	Personal	42,158	–	–	–	42,158	42,162	4
	Credit card	12,059	–	–	–	12,059	12,059	–
	Business and government	95,883	17,528	–	–	113,411	113,401	(10)
	Derivative instruments	–	21,174	–	–	21,174	21,174	–
	Customers’ liability under acceptances	10,011	–	–	–	10,011	10,011	–
	Other assets	9,931	–	–	–	9,931	9,931	–
	Financial liabilities
	Deposits
	Personal	$171,859	$–	$977	$–	$172,836	$172,738	$(98)
	Business and government	232,556	–	7,141	–	239,697	240,054	357
	Bank	13,062	–	–	–	13,062	13,062	–
	Secured borrowings	38,973	–	139	–	39,112	39,417	305
	Derivative instruments	–	23,337	–	–	23,337	23,337	–
	Acceptances	10,051	–	–	–	10,051	10,051	–
	Obligations related to securities sold short	–	15,435	–	–	15,435	15,435	–
	Cash collateral on securities lent	2,660	–	–	–	2,660	2,660	–
	Obligations related to securities sold under repurchase agreements	42,481	–	–	–	42,481	42,481	–
	Other liabilities	11,490	102	1	–	11,593	11,593	–
	Subordinated indebtedness	4,162	–	–	–	4,162	4,414	252

		Carrying value
$ millions, as at October 31		Amortized cost	Mandatorily measured at FVTPL	Designated at FVTPL	Fair value through OCI	Total	Fair value	Fair value over (under) carrying value
2018	Financial assets
	Cash and deposits with banks	$17,637	$54	$–	$–	$17,691	$17,691	$–
	Securities	12,876	52,394	184	36,210	101,664	101,507	(157)
	Cash collateral on securities borrowed	5,488	–	–	–	5,488	5,488	–
	Securities purchased under resale agreements	40,128	3,322	–	–	43,450	43,450	–
	Loans
	Residential mortgages	207,523	12	–	–	207,535	205,868	(1,667)
	Personal	42,577	–	–	–	42,577	42,559	(18)
	Credit card	12,255	–	–	–	12,255	12,255	–
	Business and government	92,605	16,424	–	–	109,029	108,917	(112)
	Derivative instruments	–	21,431	–	–	21,431	21,431	–
	Customers’ liability under acceptances	10,265	–	–	–	10,265	10,265	–
	Other assets	10,230	–	–	–	10,230	10,230	–
	Financial liabilities
	Deposits
	Personal	$163,113	$–	$766	$–	$163,879	$163,642	$(237)
	Business and government	233,174	–	6,975	–	240,149	240,374	225
	Bank	14,380	–	–	–	14,380	14,380	–
	Secured borrowings	42,481	–	126	–	42,607	42,868	261
	Derivative instruments	–	20,973	–	–	20,973	20,973	–
	Acceptances	10,296	–	–	–	10,296	10,296	–
	Obligations related to securities sold short	–	13,782	–	–	13,782	13,782	–
	Cash collateral on securities lent	2,731	–	–	–	2,731	2,731	–
	Obligations related to securities sold under repurchase agreements	30,840	–	–	–	30,840	30,840	–
	Other liabilities	13,030	95	17	–	13,142	13,142	–
	Subordinated indebtedness	4,080	–	–	–	4,080	4,340	260

The table below presents the level in the fair value hierarchy into which the fair values of financial instruments, that are carried at fair value on the interim consolidated balance sheet, are categorized:

	Level 1		Level 2		Level 3
	Quoted market price		Valuation technique – observable market inputs		Valuation technique – non-observable market inputs		Total	Total
$ millions, as at	2019 Jan. 31	2018 Oct. 31	2019 Jan. 31	2018 Oct. 31	2019 Jan. 31	2018 Oct. 31	2019 Jan. 31	2018 Oct. 31
Financial assets
Deposits with banks	$–	$–	$416	$54	$–	$–	$416	$54
Securities mandatorily measured and designated at FVTPL
Government issued or guaranteed	3,949	4,264	17,062 (1)	16,328 (1)	–	–	21,011	20,592
Corporate equity	25,060	25,140	569	208	7	6	25,636	25,354
Corporate debt	–	–	4,154	3,675	24	26	4,178	3,701
Mortgage- and asset-backed	–	–	2,932 (2)	2,612 (2)	239	319	3,171	2,931
	29,009	29,404	24,717	22,823	270	351	53,996	52,578

Loans mandatorily measured at FVTPL
Business and government	–	–	16,735	15,942	793	482	17,528	16,424
Residential mortgages	–	–	7	12	–	–	7	12
	–	–	16,742	15,954	793	482	17,535	16,436

Debt securities measured at FVOCI
Government issued or guaranteed	3,367	2,844	28,359	24,763	–	–	31,726	27,607
Corporate debt	–	–	5,406	4,543	–	–	5,406	4,543
Mortgage- and asset-backed	–	–	3,683	3,498	–	–	3,683	3,498
	3,367	2,844	37,448	32,804	–	–	40,815	35,648

Equity securities designated at FVOCI
Corporate equity	40	42	232	235	281	285	553	562
	40	42	232	235	281	285	553	562

Securities purchased under resale agreements measured at FVTPL	–	–	3,875	3,322	–	–	3,875	3,322
Derivative instruments
Interest rate	7	–	7,236	5,593	–	–	7,243	5,593
Foreign exchange	–	–	9,053	9,303	–	–	9,053	9,303
Credit	–	–	–	3	112	115	112	118
Equity	1,306	1,727	1,196	1,783	264	107	2,766	3,617
Precious metal	–	–	283	206	–	–	283	206
Other commodity	396	143	1,321	2,451	–	–	1,717	2,594
	1,709	1,870	19,089	19,339	376	222	21,174	21,431
Total financial assets	$34,125	$34,160	$102,519	$94,531	$1,720	$1,340	$138,364	$130,031
Financial liabilities
Deposits and other liabilities (3)	$–	$–	$(7,899)	$(7,556)	$(461)	$(423)	$(8,360)	$(7,979)
Obligations related to securities sold short	(4,786)	(4,443)	(10,649)	(9,339)	–	–	(15,435)	(13,782)
	(4,786)	(4,443)	(18,548)	(16,895)	(461)	(423)	(23,795)	(21,761)

Derivative instruments
Interest rate	–	–	(7,398)	(6,152)	(24)	(109)	(7,422)	(6,261)
Foreign exchange	–	–	(9,869)	(9,335)	–	–	(9,869)	(9,335)
Credit	–	–	(11)	(16)	(128)	(131)	(139)	(147)
Equity	(1,536)	(1,489)	(2,320)	(2,268)	(141)	(119)	(3,997)	(3,876)
Precious metal	–	–	(282)	(258)	–	–	(282)	(258)
Other commodity	(437)	(487)	(1,191)	(609)	–	–	(1,628)	(1,096)
	(1,973)	(1,976)	(21,071)	(18,638)	(293)	(359)	(23,337)	(20,973)
Total financial liabilities	$(6,759)	$(6,419)	$(39,619)	$(35,533)	$(754)	$(782)	$(47,132)	$(42,734)
(1)	Includes $54 million related to securities designated at FVTPL (October 31, 2018: $52 million).
(2)	Includes $194 million related to asset-backed securities designated at FVTPL (October 31, 2018: $132 million).
(3)

Comprises deposits designated at FVTPL of $7,883 million (October 31, 2018: $7,517 million), net bifurcated embedded derivative liabilities of $374 million (October 31, 2018: $350 million), other liabilities designated at FVTPL of $1 million (October 31, 2018: $17 million), and other financial liabilities measured at fair value of $102 million (October 31, 2018: $95 million).

Transfers between levels in the fair value hierarchy are deemed to have occurred at the beginning of the quarter in which the transfer occurred. Transfers between levels can occur as a result of additional or new information regarding valuation inputs and changes in their observability. During the quarter ended January 31, 2019, we transferred nil of securities mandatorily measured at FVTPL and $431 million of securities sold short from Level 1 to Level 2 due to reduced observability in the inputs used to value these securities (for the quarter ended October 31, 2018, $318 million of securities mandatorily measured at FVTPL and $359 million of securities sold short were transferred from Level 1 to Level 2; for the quarter ended January 31, 2018, $211 million of securities mandatorily measured at FVTPL and $497 million securities sold short were transferred from Level 1 to Level 2). In addition, transfers between Level 2 and Level 3 were made during the quarters ended January 31, 2019, October 31, 2018 and January 31, 2018, primarily due to changes in the observability of certain market volatility inputs that were used in measuring the fair value of our embedded derivatives, as noted in the following table.

The following table presents the changes in fair value of financial assets and liabilities in Level 3. These instruments are measured at fair value utilizing non-observable market inputs. We often hedge positions with offsetting positions that may be classified in a different level. As a result, the gains and losses for assets and liabilities in the Level 3 category presented in the table below do not reflect the effect of offsetting gains and losses on the related hedging instruments that are classified in Level 1 and Level 2.

	IAS 39 Opening balance	Reclassification upon adoption of IFRS 9	IFRS 9 Opening balance	Net gains (losses) included in income (1)		Net unrealized gains (losses) included in OCI (4)	Transfer in to Level 3	Transfer out of Level 3
$ millions, for the three months ended				Realized (2)	Unrealized (2)(3)				Purchases	Issuances	Sales	Settlements	Closing balance
Jan. 31, 2019
Securities mandatorily measured at FVTPL
Corporate equity	n/a	n/a	$6	$–	$1	$–	$–	$–	$–	$–	$–	$–	$7
Corporate debt	n/a	n/a	26	–	(2)	–	–	–	–	–	–	–	24
Mortgage- and asset-backed	n/a	n/a	319	–	–	–	–	–	–	–	–	(80)	239
Loans mandatorily measured at FVTPL
Business and government	n/a	n/a	482	–	(1)	–	–	–	460	46	(16)	(178)	793
Debt securities measured at FVOCI
Government issued or guaranteed	n/a	n/a	–	–	–	–	–	–	–	–	–	–	–
Corporate debt	n/a	n/a	–	–	–	–	–	–	–	–	–	–	–
Equity securities designated at FVOCI
Corporate equity	n/a	n/a	285	–	–	5	–	–	12	–	(21)	–	281
Derivative instruments
Interest rate	n/a	n/a	–	–	–	–	–	–	–	–	–	–	–
Credit	n/a	n/a	115	(1)	(2)	–	–	–	–	–	–	–	112
Equity	n/a	n/a	107	–	14	–	–	–	–	146	–	(3)	264
Total assets	n/a	n/a	$1,340	$(1)	$10	$5	$–	$–	$472	$192	$(37)	$(261)	$1,720
Deposits and other liabilities (5)	n/a	n/a	$(423)	$–	$(6)	$–	$(19)	$19	$–	$(45)	$–	$13	$(461)
Derivative instruments
Interest rate	n/a	n/a	(109)	–	102	–	–	–	–	–	–	(17)	(24)
Credit	n/a	n/a	(131)	1	2	–	–	–	–	–	–	–	(128)
Equity	n/a	n/a	(119)	–	(22)	–	–	–	–	(22)	–	22	(141)
Total liabilities	n/a	n/a	$(782)	$1	$76	$–	$(19)	$19	$–	$(67)	$–	$18	$(754)
Oct. 31, 2018
Securities mandatorily measured at FVTPL
Corporate equity	n/a	n/a	$9	$2	$(2)	$–	$–	$–	$–	$–	$(3)	$–	$6
Corporate debt	n/a	n/a	25	–	1	–	–	–	–	–	–	–	26
Mortgage- and asset-backed	n/a	n/a	349	–	–	–	–	–	20	–	–	(50)	319
Loans mandatorily measured at FVTPL
Business and government	n/a	n/a	399	–	–	6	–	(2)	120	21	(51)	(11)	482
Debt securities measured at FVOCI
Government issued or guaranteed	n/a	n/a	440	–	–	39	–	–	–	–	(479)	–	–
Corporate debt	n/a	n/a	–	–	–	–	–	–	–	–	–	–	–
Equity securities designated at FVOCI
Corporate equity	n/a	n/a	272	–	–	14	–	–	89	–	(90)	–	285
Derivative instruments
Interest rate	n/a	n/a	2	–	(2)	–	–	–	–	–	–	–	–
Credit	n/a	n/a	114	(1)	2	–	–	–	–	–	–	–	115
Equity	n/a	n/a	28	–	(5)	–	–	–	85	–	–	(1)	107
Total assets	n/a	n/a	$1,638	$1	$(6)	$59	$–	$(2)	$314	$21	$(623)	$(62)	$1,340
Deposits and other liabilities (5)	n/a	n/a	$(431)	$–	$118	$–	$(62)	$5	$–	$(80)	$–	$27	$(423)
Derivative instruments
Interest rate	n/a	n/a	(78)	–	(40)	–	–	–	–	–	–	9	(109)
Credit	n/a	n/a	(130)	1	(2)	–	–	–	–	–	–	–	(131)
Equity	n/a	n/a	(152)	–	46	–	–	–	–	(28)	–	15	(119)
Total liabilities	n/a	n/a	$(791)	$1	$122	$–	$(62)	$5	$–	$(108)	$–	$51	$(782)
Jan. 31, 2018
Securities mandatorily measured at FVTPL
Corporate equity	$32	$–	$32	$–	$–	$–	$–	$–	$–	$–	$–	$(32)	$–
Mortgage- and asset-backed	3	707	710	–	(1)	–	12	–	61	–	–	(94)	688
Securities designated at FVTPL
Asset-backed	94	(94)	–	–	–	–	–	–	–	–	–	–	–
Loans mandatorily measured at FVTPL
Business and government	103	363	466	–	(5)	(35)	–	–	405	13	(101)	(6)	737
Debt securities measured at FVOCI
Corporate debt	4	–	4	(5)	1	–	–	–	26	–	–	–	26
Mortgage- and asset-backed	1,674	(1,674)	–	–	–	–	–	–	–	–	–	–	–
Equity securities designated at FVOCI
Corporate equity	289	–	289	(3)	(1)	(4)	–	–	7	–	(3)	–	285
Derivative instruments
Interest rate	28	–	28	–	(3)	–	–	–	–	–	–	(8)	17
Credit	130	–	130	(3)	(8)	–	–	–	–	–	–	–	119
Equity	38	–	38	–	(10)	–	12	–	–	–	–	(6)	34
Total assets	$2,395	$(698)	$1,697	$(11)	$(27)	$(39)	$24	$–	$499	$13	$(104)	$(146)	$1,906
Deposits and other liabilities (5)	$(369)	$–	$(369)	$–	$(16)	$–	$(37)	$20	$–	$(51)	$–	$23	$(430)
Derivative instruments
Interest rate	(20)	–	(20)	–	(19)	–	–	–	–	–	–	(3)	(42)
Credit	(148)	–	(148)	3	9	–	–	–	–	–	–	2	(134)
Equity	(77)	–	(77)	–	(24)	–	(71)	–	–	(28)	–	19	(181)
Total liabilities	$(614)	$–	$(614)	$3	$(50)	$–	$(108)	$20	$–	$(79)	$–	$41	$(787)
(1)	Cumulative AOCI gains or losses related to equity securities designated at FVOCI are reclassified from AOCI to retained earnings at the time of disposal or derecognition.
(2)	Includes foreign currency gains and losses related to debt securities measured at FVOCI.
(3)	Comprises unrealized gains and losses relating to these assets and liabilities held at the end of the reporting period.
(4)	Foreign exchange translation on loans mandatorily measured at FVTPL held by foreign operations is included in OCI.
(5)

Includes deposits designated at FVTPL of $116 million (October 31, 2018: $112 million; January 31, 2018: $42 million) and net bifurcated embedded derivative liabilities of $345 million (October 31, 2018: $311 million; January 31, 2018: $388 million).

n/a	Not applicable.

Quantitative information about significant non-observable inputs and sensitivity of Level 3 financial assets and liabilities

During the quarter, there were no significant changes in the valuation techniques and the range of significant non-observable inputs used in measuring our Level 3 financial assets and liabilities. The impact of adjusting one or more of the non-observable inputs within a reasonably possible range on the fair value of our Level 3 financial assets and liabilities as at January 31, 2019 did not change significantly from the impact disclosed in the 2018 Annual Report.

Financial instruments designated at FVTPL (Fair value option)

A net gain of $3 million, net of hedges was realized for FVO assets and FVO liabilities, which is included in the interim consolidated statement of income under Gains (losses) from financial instruments measured/designated at FVTPL, net (a net gain of $7 million and $9 million for the three months ended October 31, 2018 and January 31, 2018, respectively). The fair value of a FVO liability reflects the credit risk relating to that liability. For those FVO liabilities for which we believe changes in our credit risk would impact the fair value from the note holders’ perspective, the related fair value changes were recognized in OCI. The pre-tax impact of changes in CIBC’s own credit risk on our FVO liabilities was a gain of $14 million for the three months ended January 31, 2019 (loss of $12 million and loss of $4 million for the three months ended October 31, 2018 and January 31, 2018, respectively) and a $4 million pre-tax loss cumulatively.